Segment reporting - Summary of financial information of segment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments
Total revenue	€ 133,395	€ 170,976
Cost of sales	(61,490)	(72,598)
Gross profit	71,905	98,378
Depreciation and amortization	21,311	22,456
Of which: Right-of-use assets	15,715	16,729
Other	5,596	5,727
Provisions and impairment losses	(3,049)	(2,220)
Sales outside the Group
Disclosure of operating segments
Total revenue	133,395	170,976
Operating segments | Lanvin
Disclosure of operating segments
Total revenue	27,932	48,272
Cost of sales	(12,750)	(20,268)
Gross profit	15,182	28,004
Depreciation and amortization	8,137	8,437
Of which: Right-of-use assets	5,919	5,739
Other	2,218	2,698
Provisions and impairment losses	(1,827)	(727)
Operating segments | Lanvin | Sales outside the Group
Disclosure of operating segments
Total revenue	27,932	48,243
Operating segments | Lanvin | Intra-Group sales
Disclosure of operating segments
Total revenue		29
Operating segments | Wolford
Disclosure of operating segments
Total revenue	32,985	42,594
Cost of sales	(14,481)	(15,799)
Gross profit	18,504	26,795
Depreciation and amortization	5,115	6,229
Of which: Right-of-use assets	4,058	5,470
Other	1,057	759
Provisions and impairment losses	1,045	510
Operating segments | Wolford | Sales outside the Group
Disclosure of operating segments
Total revenue	32,985	42,594
Operating segments | Caruso
Disclosure of operating segments
Total revenue	17,627	19,734
Cost of sales	(12,545)	(14,010)
Gross profit	5,082	5,724
Depreciation and amortization	609	563
Of which: Right-of-use assets	357	329
Other	252	234
Provisions and impairment losses	(67)	529
Operating segments | Caruso | Sales outside the Group
Disclosure of operating segments
Total revenue	17,627	19,444
Operating segments | Caruso | Intra-Group sales
Disclosure of operating segments
Total revenue		290
Operating segments | St. John
Disclosure of operating segments
Total revenue	39,654	39,981
Cost of sales	(12,403)	(12,285)
Gross profit	27,251	27,696
Depreciation and amortization	5,337	4,799
Of which: Right-of-use assets	4,305	3,756
Other	1,032	1,043
Provisions and impairment losses	755	(1,170)
Operating segments | St. John | Sales outside the Group
Disclosure of operating segments
Total revenue	39,654	39,981
Operating segments | Sergio Rossi
Disclosure of operating segments
Total revenue	15,314	20,404
Cost of sales	(9,059)	(10,186)
Gross profit	6,255	10,218
Depreciation and amortization	2,080	2,393
Of which: Right-of-use assets	1,076	1,435
Other	1,004	958
Provisions and impairment losses	(2,955)	(1,362)
Operating segments | Sergio Rossi | Sales outside the Group
Disclosure of operating segments
Total revenue	14,961	20,123
Operating segments | Sergio Rossi | Intra-Group sales
Disclosure of operating segments
Total revenue	353	281
Operating segments | Other and holding companies
Disclosure of operating segments
Total revenue	3,387	4,366
Cost of sales	(353)	(717)
Gross profit	3,034	3,649
Depreciation and amortization	33	35
Other	33	35
Operating segments | Other and holding companies | Sales outside the Group
Disclosure of operating segments
Total revenue	236	591
Operating segments | Other and holding companies | Intra-Group sales
Disclosure of operating segments
Total revenue	3,151	3,775
Eliminations and Unallocated
Disclosure of operating segments
Total revenue	(3,504)	(4,375)
Cost of sales	101	667
Gross profit	(3,403)	(3,708)
Eliminations and Unallocated | Intra-Group sales
Disclosure of operating segments
Total revenue	€ (3,504)	€ (4,375)